OKLAHOMA MUNICIPAL FUND
Schedule of Investments April 30, 2025 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.4%)

Education (4.9%)
Oklahoma Development Finance Authority 5.000% 06/01/2039	19,000	$19,167
Oklahoma State University 4.000% 09/01/2043 Callable @ 100.000 09/01/2034	500,000	464,050
The University of Oklahoma 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	500,360
The University of Oklahoma 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	500,000	469,015
The University of Oklahoma 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	500,345
		1,952,937
General Obligation (3.0%)
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	600,093
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	603,766
		1,203,859
Health Care (1.2%)
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	236,135
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	225,553
		461,688
Housing (12.0%)
Cleveland County Home Loan Authority 4.600% 07/01/2049 Callable @ 100.000 07/01/2034	500,000	494,095
Oklahoma Housing Finance Agency 4.450% 09/01/2044 Callable @ 100.000 09/01/2032	2,000,000	1,992,980
Oklahoma Housing Finance Agency 4.400% 09/01/2044 Callable @ 100.000 03/01/2033	870,000	855,828
Oklahoma Housing Finance Agency 4.600% 09/01/2049 Callable @ 100.000 03/01/2033	1,000,000	982,210
Tulsa County Home Finance Authority 4.550% 07/01/2049 Callable @ 100.000 07/01/2034	500,000	477,270
		4,802,383
Other Revenue (66.9%)
Bryan County School Finance Authority 5.000% 12/01/2033	800,000	815,280
Bryan County School Finance Authority 4.125% 12/01/2037 Callable @ 100.000 12/01/2033	1,000,000	939,360
Caddo County Educational Facilities Authority 5.000% 09/01/2033	645,000	668,820
Caddo County Educational Facilities Authority 5.000% 09/01/2034	735,000	758,924
*Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,022,080
Chouteau Educational Facilities Authority 4.000% 09/01/2032	350,000	338,863
Chouteau Educational Facilities Authority 4.000% 09/01/2034	240,000	228,334
Creek County Educational Facilities Authority 4.125% 09/01/2048 Callable @ 100.000 09/01/2034	500,000	460,595
*Creek County Public Facilities Authority 5.000% 08/01/2044 Callable @ 100.000 08/01/2032	750,000	761,903
*Creek County Public Facilities Authority 5.000% 08/01/2048 Callable @ 100.000 08/01/2032	2,000,000	1,964,740
Delaware County Educational Facilities Authority 4.250% 09/01/2033	150,000	146,252
Delaware County Educational Facilities Authority 4.375% 09/01/2034	125,000	121,888
Delaware County Educational Facilities Authority 4.625% 09/01/2036 Callable @ 100.000 09/01/2035	200,000	194,790
Hobart Educational Facilities Authority 4.500% 09/01/2025	590,000	591,180
Hobart Educational Facilities Authority 5.000% 09/01/2026	635,000	642,620
Hobart Educational Facilities Authority 4.500% 09/01/2027	340,000	342,356
Hobart Educational Facilities Authority 4.500% 09/01/2028	365,000	367,712
Jackson County Educational Facilities Authority 4.250% 09/01/2031	400,000	382,728
Kiowa County Public Facilities Authority 4.500% 12/01/2033	1,130,000	1,154,498
Kiowa County Public Facilities Authority 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	1,000,000	1,030,740
Kiowa County Public Facilities Authority 5.125% 12/01/2043 Callable @ 100.000 12/01/2033	1,000,000	1,008,240
Leflore County Public Facility Authority 4.250% 09/01/2033	525,000	503,107
Leflore County Public Facility Authority 4.500% 09/01/2036 Callable @ 100.000 09/01/2034	690,000	655,396
Love County Educational Facilities Authority 4.750% 09/01/2037 Callable @ 100.000 09/01/2034	250,000	238,222
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	230,538
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	837,555
Oklahoma County Finance Authority 4.000% 09/01/2038 Callable @ 100.000 09/01/2032	600,000	586,602
Oklahoma County Finance Authority 5.000% 10/01/2045 Callable @ 100.000 10/01/2034	640,000	661,299
Oklahoma Development Finance Authority 5.000% 12/01/2038 Callable @ 100.000 12/01/2033	280,000	295,406
Oklahoma Development Finance Authority 5.000% 12/01/2043 Callable @ 100.000 12/01/2033	1,630,000	1,664,034
Payne County Economic Development Authority 4.250% 09/01/2034	500,000	470,950
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	618,400
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	912,080
Pontotoc County Educational Facilities Authority 4.000% 09/01/2042 Callable @ 100.000 09/01/2034	1,000,000	924,640
Rogers County Educational Facilities Authority 4.125% 09/01/2036 Callable @ 100.000 09/01/2029	1,000,000	954,070
Rogers County Educational Facilities Authority 4.250% 09/01/2038 Callable @ 100.000 09/01/2029	1,000,000	948,100
Stephens County Educational Facilities Authority 5.000% 09/01/2027	400,000	412,752
Stephens County Educational Facilities Authority 4.000% 09/01/2032	665,000	639,949
Tulsa Stadium Trust 4.000% 12/01/2038 Callable @ 100.000 12/01/2033	500,000	465,955
*Washington County Educational Facilities Authority 5.000% 09/01/2025	400,000	401,620
Washington County Educational Facilities Authority 5.000% 09/01/2031	445,000	464,932
		26,827,510
Transportation (5.0%)
Oklahoma Turnpike Authority 5.250% 01/01/2048 Callable @ 100.000 01/01/2032	500,000	525,480
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,335,298
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	139,989
		2,000,767
Utilities (3.4%)
Clinton Public Works Authority 4.000% 12/01/2039	500,000	470,885
Oklahoma Water Resources Board 4.000% 10/01/2049 Callable @ 100.000 10/01/2031	1,000,000	911,350
		1,382,235

TOTAL MUNICIPAL BONDS (COST: $39,521,832)		$38,631,379

OTHER ASSETS LESS LIABILITIES (3.6%)		$1,455,982

NET ASSETS (100.0%)		$40,087,361

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Oklahoma Municipal Fund
Investments at cost	$39,521,832
Unrealized appreciation	$142,943
Unrealized depreciation	(1,033,396)
Net unrealized appreciation/(depreciation)*	$(890,453)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Oklahoma Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$38,631,379.00	$-	$38,631,379.00
Total	$-	$38,631,379.00	$-	$38,631,379.00